Average Annual Total Returns - Invesco Global Short Term High Yield Bond ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	DB Global Short Maturity High Yield Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	DB Global Short Maturity High Yield Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	DB Global Short Maturity High Yield Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	ICE BofA 0-5 Year U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA 0-5 Year U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA 0-5 Year U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jun. 20, 2013	2.53%	4.89%	3.86%	0.21%	2.47%	1.65%	1.43%	2.67%	1.95%	1.80%	6.29%	5.01%	3.81%	7.14%	4.90%